   As filed with the Securities and Exchange Commission on September 22, 2000.
                                                               File No. 33-73570
                                                                        811-4732
                    SECURITIES AND EXCHANGE COMMISSION
                        Washington, D. C. 20549

                             FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                       [ ]
                                    ------
         Post-Effective Amendment No.  32                                  [X]
                                     ------


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.  173                                                [X]
                      ------

                     HARTFORD LIFE INSURANCE COMPANY
                          SEPARATE ACCOUNT TWO
                       (Exact Name of Registrant)

                     HARTFORD LIFE INSURANCE COMPANY
                           (Name of Depositor)

                             P. O. BOX 2999
                         HARTFORD, CT 06104-2999
               (Address of Depositor's Principal Offices)

                             (860) 843-6733
           (Depositor's Telephone Number, Including Area Code)

                           MARIANNE O'DOHERTY
                              HARTFORD LIFE
                             P. O. BOX 2999
                         HARTFORD, CT 06104-2999
                 (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    _____   immediately upon filing pursuant to paragraph (b) of Rule 485
    __X__   on October 2, 2000 pursuant to paragraph (b) of Rule 485
    _____   60 days after filing pursuant to paragraph (a)(1) of Rule 485
    _____   on _______, 2000 pursuant to paragraph (a)(1) of Rule 485
    _____   this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PURSUANT TO RULE 24F-2(a)(1) UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES.

                                  PARTS A AND B

The Prospectus and Statement of Additional Information (including all financial statements therein) are incorporated in Parts A and B, respectively, of this Post-Effective Amendment No. 32, by reference to Post-Effective Amendment No. 31 to the Registration Statement on Form N-4 (File No. 33-73570), as filed on April 13, 2000 and declared effective on May 1, 2000.

A Supplement to the Prospectus, dated October 2, 2000 is included in Part A of this Post-Effective Amendment.

                             THE DIRECTOR SERIES VI

                              SEPARATE ACCOUNT TWO

                         HARTFORD LIFE INSURANCE COMPANY

      SUPPLEMENT DATED OCTOBER 2, 2000 TO THE PROSPECTUS DATED MAY 1, 2000

In the "Definitions" section, the definition of "Commuted Value" is deleted and replaced with the following language:

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts or the underlying rate of return for fixed dollar amount Annuity Payouts.

In the "Highlights" section under the sub-section "Can I take out any of my money?", the first paragraph is deleted and replaced with the following language:

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options, but only if you selected the variable dollar amount Annuity Payouts.

- You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.

- You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.

In the "Highlights" section, under the subsection "What Annuity Payout Options are available?" the second paragraph is deleted and replaced with the following:

    You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will pay you under the variable Life Annuity with a 10 year Period Certain Annuity Option.
    If your Contract is issued in New York, you cannot defer beyond the Annuitant's 90th birthday. Please consult your Registered Representative or call us.

In the "General Contract Information" section, immediately under the table entitled "Hartford's Ratings" the following paragraph is added:

    These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

In the "Surrenders" section, under the sub-section entitled "What kinds of surrenders are available?", the paragraph entitled "Partial Surrenders after the Annuity Commencement Date" is deleted and replaced with the following language:

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE: Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With 120, 180 or 240 Monthly Payments or the Payments for a Designated Period Annuity Payout Option. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" or the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

PLEASE CHECK WITH YOUR TAX ADVISER BECAUSE THERE COULD BE ADVERSE TAX CONSEQUENCES FOR PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE.

In the "Annuity Payouts" section, under the sub-section entitled, "When do you want Annuity Payouts to begin?", the third and fourth sentences of the first paragraph are deleted and replaced with the following language:

The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If your Contract is issued in New York, you cannot defer beyond the Annuitant's 90th birthday. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

In the "Annuity Payouts" section, under the subsection "2. Which Annuity Payout Option do you want to use?" under the subsection "Important Information", that last two bulleted paragraphs are deleted and replaced with the following:

-- For Non-Qualified Contracts, if you do not elect an Annuity Payout Option, variable Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with period certain payouts for 10 years.

-- For Qualified Contracts and Contracts issued in Texas, if you do not elect an Annuity Payout Option, variable Annuity Payouts will begin automatically on the Annuity Commencement Date, under the Life Annuity Payout Option.

In the "Other Programs Available" section, in the paragraph entitled "Automatic Income" the first sentence is deleted and replaced with the following:

    The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge.

The "Accumulation Unit Value" table is deleted and replaced with the following:

ACCUMULATION UNIT VALUES

(For an Accumulation Unit Outstanding Throughout the Period)


The following audited information from the financial statements of the Separate Account has been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and should be read in conjunction with those statements which are included in the Statement of Additional Information, which is incorporated by reference in this Prospectus. The unaudited information, which reflects the deduction for the Optional Death Benefit, has been derived from the audited financial statements of the Separate Account. No information is shown for Hartford Global Health HLS Fund Sub-Account and Hartford Global Technology HLS Fund Sub-Account because, as of December 31, 1999, the Sub-Accounts had not yet commenced operations.

                                                                                YEAR ENDED DECEMBER 31,
                                                WITHOUT THE  WITH THE OPTIONAL
                                              OPTIONAL DEATH   DEATH BENEFIT
                                                  BENEFIT       (UNAUDITED)
                                                   1999             1999       1998       1997      1996     1995     1994     1993
------------------------------------------------------------------------------------------------------------------------------------
HARTFORD BOND HLS FUND SUB-ACCOUNT
 (Inception date August 1, 1986)
Accumulation Unit Value at beginning of period       $2.258       $2.233       $2.114     $1.992   $1.880   $1.607   $1.694   $1.556
------------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period             $2.185       $2.182       $2.258     $2.114   $1.922   $1.880   $1.607   $1.694
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Number Accumulation Units outstanding at end
 of period (in thousands)                           167,707          756      162,501    111,586   96,857   99,377   85,397   79,080
------------------------------------------------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND SUB-ACCOUNT
 (Inception date August 1, 1986)
Accumulation Unit Value at beginning of period       $6.066       $6.715       $4.602     $3.546   $2.887   $2.180   $2.250   $1.993
------------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period             $7.176       $7.169       $6.066     $4.602   $3.546   $2.887   $2.180   $2.250
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Number Accumulation Units outstanding at end
 of period (in thousands)                           432,424        2,105      403,629    372,754  333,176  285,640  248,563  203,873
------------------------------------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT
 (Inception date August 1, 1986)
Accumulation Unit Value at beginning of period       $1.716       $1.735       $1.650     $1.587   $1.528   $1.462   $1.424   $1.401
------------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period             $1.777       $1.776       $1.716     $1.650   $1.587   $1.528   $1.462   $1.424
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Number Accumulation Units outstanding at end
 of period (in thousands)                           213,832        1,061      183,614    140,797  151,978  102,635  138,396  102,328
------------------------------------------------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND SUB-ACCOUNT
 (Inception date August 1, 1986)
Accumulation Unit Value at beginning of period       $4.398       $4.663       $3.572     $2.905   $2.523   $1.991   $2.072   $1.870
------------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period             $4.803       $4.798       $4.398     $3.572   $2.905   $2.523   $1.991   $2.072
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Number Accumulation Units outstanding at end
 of period (in thousands)                         1,156,230       4,952     1,095,048  1,012,472  953,998  888,803  858,014  688,865
------------------------------------------------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
 SUB-ACCOUNT
 (Inception date August 1, 1986)
Accumulation Unit Value at beginning of period       $5.526      $6.255        $4.845     $4.010   $3.364   $2.615   $2.583   $2.165
------------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period             $7.501      $7.494        $5.526     $4.845   $4.010   $3.364   $2.615   $2.583
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Number Accumulation Units outstanding at end
 of period (in thousands)                           347,433       1,112       352,482    351,189  330,580  292,671  220,936  160,934
------------------------------------------------------------------------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS FUND
 SUB-ACCOUNT
 (Inception date August 1, 1986)
Accumulation Unit Value at beginning of period       $2.211      $2.231        $2.098     $1.949   $1.878   $1.637   $1.685   $1.604
------------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period             $2.217      $2.214        $2.211     $2.098   $1.949   $1.878   $1.637   $1.685
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Number Accumulation Units outstanding at end
 of period (in thousands)                            69,555         120        78,026     81,143   89,098  101,881  112,417  138,666
------------------------------------------------------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND SUB-ACCOUNT
 (Inception date May 1, 1987)
Accumulation Unit Value at beginning of period       $4.712      $5.181        $3.726     $2.845   $2.359   $1.750   $1.755   $1.629
------------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period             $5.608      $5.602        $4.712     $3.726   $2.845   $2.359   $1.750   $1.755
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Number Accumulation Units outstanding at end
 of period (in thousands)                           152,272       1,107       131,579    109,837   87,611   65,954   50,799   46,504
------------------------------------------------------------------------------------------------------------------------------------

                                                                 YEAR ENDED DECEMBER 31,
                                                             1992     1991     1990     1989
----------------------------------------------------------
HARTFORD BOND HLS FUND SUB-ACCOUNT
 (Inception date August 1, 1986)
Accumulation Unit Value at beginning of period               $1.493   $1.298   $1.212  $1.095
----------------------------------------------------------
Accumulation Unit Value at end of period                     $1.556   $1.493   $1.298  $1.212
----------------------------------------------------------------------------------------------------
----------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                  41,204   25,267   14,753   9,267
----------------------------------------------------------
HARTFORD STOCK HLS FUND SUB-ACCOUNT
 (Inception date August 1, 1986)
Accumulation Unit Value at beginning of period               $1.834   $1.490   $1.569  $1.261
----------------------------------------------------------
Accumulation Unit Value at end of period                     $1.993   $1.834   $1.490  $1.569
------------------------------------------------------------------------------------------------------------
----------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                 121,100   72,780   31,149  30,096
----------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT
 (Inception date August 1, 1986)
Accumulation Unit Value at beginning of period               $1.369   $1.307   $1.225  $1.136
----------------------------------------------------------
Accumulation Unit Value at end of period                     $1.401   $1.369   $1.307  $1.225
--------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                  78,664   60,774   67,059  28,291
----------------------------------------------------------
HARTFORD ADVISERS HLS FUND SUB-ACCOUNT
 (Inception date August 1, 1986)
Accumulation Unit Value at beginning of period               $1.748   $1.470   $1.470  $1.223
----------------------------------------------------------
Accumulation Unit Value at end of period                     $1.870   $1.748   $1.470  $1.470
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                 295,387  166,408  101,758  79,738
----------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
 SUB-ACCOUNT
 (Inception date August 1, 1986)
Accumulation Unit Value at beginning of period               $1.874   $1.231   $1.400  $1.142
----------------------------------------------------------
Accumulation Unit Value at end of period                     $2.165   $1.874   $1.231  $1.400
-------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                  75,653   39,031   10,501   8,041
----------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS FUND
 SUB-ACCOUNT
 (Inception date August 1, 1986)
Accumulation Unit Value at beginning of period               $1.552   $1.370   $1.264  $1.132
----------------------------------------------------------
Accumulation Unit Value at end of period                     $1.604   $1.552   $1.370  $1.264
-------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                  98,494   46,464   18,632  12,248
----------------------------------------------------------
HARTFORD INDEX HLS FUND SUB-ACCOUNT
 (Inception date May 1, 1987)
Accumulation Unit Value at beginning of period               $1.544   $1.207   $1.274  $0.989
----------------------------------------------------------
Accumulation Unit Value at end of period                     $1.629   $1.544   $1.207  $1.274
-------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                  29,723   15,975   10,015   6,306
----------------------------------------------------------



                                                                                  YEAR ENDED DECEMBER 31,
                                                 WITHOUT THE  WITH THE OPTIONAL
                                                OPTIONAL DEATH  DEATH BENEFIT
                                                   BENEFIT       (UNAUDITED)
                                                    1999             1999      1998      1997     1996    1995     1994    1993
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
 SUB-ACCOUNT
 (Inception date July 2, 1990)
Accumulation Unit Value at beginning of period       $1.641       $1.806       $1.469     $1.482  $1.329  $1.181  $1.220   $0.924
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period             $2.267       $2.265       $1.641     $1.469  $1.482  $1.329  $1.181   $1.220
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

Number Accumulation Units outstanding at end of
 period (in thousands)                              218,272          449      240,090    264,642 266,962 238,086 246,259  132,795
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
 SUB-ACCOUNT
 (Inception date March 8, 1994)
Accumulation Unit Value at beginning of period       $2.471       $2.655      $2.149     $1.650  $1.359  $1.009  $1.000       --
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period             $2.570       $2.567      $2.471     $2.149  $1.650  $1.359  $1.009       --
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

Number Accumulation Units outstanding at end of
 period (in thousands)                              381,269        1,030     391,151    308,682 190,958  83,506  29,146       --
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL ADVISERS HLS FUND
 SUB-ACCOUNT
 (Inception date March 1, 1995)
Accumulation Unit Value at beginning of period       $1.476       $1.576      $1.319     $1.266  $1.146  $1.000      --       --
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period             $1.796       $1.794      $1.476     $1.319  $1.266  $1.146      --       --
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

Number Accumulation Units outstanding at end of
period (in thousands)                                57,797          391      50,971     43,217  23,174   6,577      --       --
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND SUB-ACCOUNT
 (Inception date August 9, 1996)
Accumulation Unit Value at beginning of period       $1.374         $1.510    $1.247     $1.066  $1.000      --      --       --
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period             $2.251         $2.248    $1.374     $1.247  $1.066      --      --       --
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

Number Accumulation Units outstanding at end of
 period (in thousands)                              107,808            726    85,431     56,706  12,563      --      --       --
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND SUB-ACCOUNT
 (Inception date July 15, 1997)
Accumulation Unit Value at beginning of period       $1.371         $1.588    $1.097     $1.000      --      --      --       --
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period             $2.056         $2.054    $1.371     $1.097      --      --      --       --
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

Number Accumulation Units outstanding at end of
  period (in thousands)                             118,306          1,455    33,348      8,306      --      --       --       --
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH AND INCOME HLS FUND
 SUB-ACCOUNT
 (Inception date June 1, 1998)
Accumulation Unit Value at beginning of period       $1.182         $1.281    $1.000        --      --      --       --       --
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period             $1.422         $1.420    $1.182        --      --      --       --       --
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

Number Accumulation Units outstanding at end of
 period (in thousands)                               41,232          1,551     4,982        --      --      --       --       --
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND SUB-ACCOUNT
 (Inception date September 30, 1998)
Accumulation Unit Value at beginning of period       $1.315         $1.451    $1.000        --      --      --       --       --
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period             $1.952         $1.951    $1.315        --      --      --       --       --
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

Number Accumulation Units outstanding at end of
 period (in thousands)                               25,343            602       416        --      --      --       --       --
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND SUB-ACCOUNT
 (Inception date September 30, 1998)
Accumulation Unit Value at beginning of period       $1.035         $1.084    $1.000        --      --      --       --       --
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period             $1.070         $1.069    $1.035        --      --      --       --       --
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

Number Accumulation Units outstanding at end of
 period (in thousands)                               14,681            707     1,832        --      --      --       --       --
---------------------------------------------------------------------------------------------------------------------------------

                                                                 YEAR ENDED DECEMBER 31,
                                                             1992     1991     1990     1989
----------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
 SUB-ACCOUNT
 (Inception date July 2, 1990)
Accumulation Unit Value at beginning of period               $0.979   $0.877   $1.000      --
----------------------------------------------------------
Accumulation Unit Value at end of period                     $0.924   $0.979   $0.877      --
-------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                  32,597   13,109    2,892      --
----------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
 SUB-ACCOUNT
 (Inception date March 8, 1994)
Accumulation Unit Value at beginning of period                   --       --       --      --
----------------------------------------------------------
Accumulation Unit Value at end of period                         --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                      --       --       --      --
----------------------------------------------------------
HARTFORD INTERNATIONAL ADVISERS HLS FUND
 SUB-ACCOUNT
 (Inception date March 1, 1995)
Accumulation Unit Value at beginning of period                   --       --       --      --
----------------------------------------------------------
Accumulation Unit Value at end of period                         --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                      --       --       --      --
----------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND SUB-ACCOUNT
 (Inception date August 9, 1996)
Accumulation Unit Value at beginning of period                   --       --       --      --
----------------------------------------------------------
Accumulation Unit Value at end of period                         --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                      --       --       --      --
----------------------------------------------------------
HARTFORD MIDCAP HLS FUND SUB-ACCOUNT
 (Inception date July 15, 1997)
Accumulation Unit Value at beginning of period                   --       --       --      --
----------------------------------------------------------
Accumulation Unit Value at end of period                         --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                      --       --       --      --
----------------------------------------------------------
HARTFORD GROWTH AND INCOME HLS FUND
 SUB-ACCOUNT
 (Inception date June 1, 1998)
Accumulation Unit Value at beginning of period                   --       --       --      --
----------------------------------------------------------
Accumulation Unit Value at end of period                         --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                      --       --       --      --
----------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND SUB-ACCOUNT
 (Inception date September 30, 1998)
Accumulation Unit Value at beginning of period                   --       --       --      --
----------------------------------------------------------
Accumulation Unit Value at end of period                         --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                      --       --       --      --
----------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND SUB-ACCOUNT
 (Inception date September 30, 1998)
Accumulation Unit Value at beginning of period                   --       --       --      --
----------------------------------------------------------
Accumulation Unit Value at end of period                         --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                      --       --       --      --
----------------------------------------------------------


HV-2728
33-73570

                                PARTS A AND B

The Prospectus and Statement of Additional Information (including all financial statements therein) are incorporated in Parts A and B, respectively, of this Post-Effective Amendment No. 32, by reference to Post-Effective Amendment No. 31 to the Registration Statement on Form N-4 (File No. 33-73570), as filed on April 13, 2000 and declared effective on May 1, 2000.

A Supplement to the Prospectus, dated October 2, 2000 is included in Part A of this Post-Effective Amendment.

  THE BB&T DIRECTOR SERIES I
  SEPARATE ACCOUNT TWO
  HARTFORD LIFE INSURANCE COMPANY
  SUPPLEMENT DATED OCTOBER 2, 2000 TO THE PROSPECTUS DATED MAY 1,
  2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

In the section entitled "Definitions," the definition of "Commuted Value" is deleted and replaced with the following:

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts or the underlying rate of return for fixed dollar amount Annuity Payouts.

In the "Highlights" section under the sub-section "Can I take out any of my money?", the first paragraph is deleted and replaced with the following language:

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options, but only if you selected the variable dollar amount Annuity Payouts.

 - You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.

 - You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.
--------------------------------------------------------------------------------

In the "Highlights" section, under the subsection "What Annuity Payout Options are available?" the second paragraph is deleted and replaced with the following:

    You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will pay you under the variable Life Annuity with a 10 year Period Certain Annuity Option. If your Contract is issued in New York, you cannot defer beyond the Annuitant's 90th birthday. Please consult your Registered Representative or call us.

In the "General Contract Information" section, immediately under the table entitled "Hartford's Ratings" the following paragraph is added:

    These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

In the "Surrenders" section, under the sub-section entitled "What kinds of surrenders are available?", the paragraph entitled "Partial Surrenders after the Annuity Commencement Date" is deleted and replaced with the following language:

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With 120, 180 or 240 Monthly Payments or the Payments for a Designated Period Annuity Payout Option. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" or the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

PLEASE CHECK WITH YOUR TAX ADVISER BECAUSE THERE COULD BE ADVERSE TAX CONSEQUENCES FOR PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE.

In the "Annuity Payouts" section, under the sub-section entitled, "When do you want Annuity Payouts to begin?", the third and fourth sentences of the first paragraph are deleted and replaced with the following language:

The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If your Contract is issued in New York, you cannot defer beyond the Annuitant's 90th birthday. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

In the "Annuity Payouts" section, under the subsection "2. Which Annuity Payout Option do you want to use?" under the subsection "Important Information", that last two bulleted paragraphs are deleted and replaced with the following:

- For Non-Qualified Contracts, if you do not elect an Annuity Payout Option, variable Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with period certain payouts for 10 years.

- For Qualified Contracts and Contracts issued in Texas, if you do not elect an Annuity Payout Option, variable Annuity Payouts will begin automatically on the Annuity Commencement Date, under the Life Annuity Payout Option.

In the "Other Programs Available" section, in the paragraph entitled "Automatic Income" the first sentence is deleted and replaced with the following:

    The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge.

The "Accumulation Unit Value" table is deleted and replaced with the following:

ACCUMULATION UNIT VALUES

(For an Accumulation Unit Outstanding Throughout the Period)

The following audited information from the financial statements of the Separate Account has been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and should be read in conjunction with those statements which are included in the Statement of Additional Information, which is incorporated by reference in this Prospectus. The unaudited information, which reflects the deduction for the Optional Death Benefit, has been derived from the audited financial statements of the Separate Account. No information is shown for Hartford Global Health HLS Fund Sub-Account and Hartford Global Technology HLS Fund Sub-Account because, as of December 31, 1999, the Sub-Accounts had not yet commenced operations.

                                                                       YEAR ENDED DECEMBER 31,
                                     -------------------------------------------------------------------------------------------
                                      WITHOUT THE    WITH THE OPTIONAL
                                     OPTIONAL DEATH    DEATH BENEFIT
                                        BENEFIT         (UNAUDITED)
                                          1999             1999           1998       1997      1996     1995     1994     1993
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD BOND HLS FUND SUB-ACCOUNT
 (Inception date August 1, 1986)
Accumulation Unit Value at
 beginning of period                      $2.258            $2.233         $2.114     $1.992   $1.880   $1.607   $1.694   $1.556
--------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                   $2.185            $2.182         $2.258     $2.114   $1.922   $1.880   $1.607   $1.694
--------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                              167,707               756        162,501    111,586   96,857   99,377   85,397   79,080
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND SUB-ACCOUNT
 (Inception date August 1, 1986)
Accumulation Unit Value at
 beginning of period                      $6.066            $6.715         $4.602     $3.546   $2.887   $2.180   $2.250   $1.993
--------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                   $7.176            $7.169         $6.066     $4.602   $3.546   $2.887   $2.180   $2.250
--------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                              432,424             2,105        403,629    372,754  333,176  285,640  248,563  203,873
--------------------------------------------------------------------------------------------------------------------------------

                                          YEAR ENDED DECEMBER 31,
                                     ---------------------------------

                                      1992     1991     1990     1989
-----------------------------------
HARTFORD BOND HLS FUND SUB-ACCOUNT
 (Inception date August 1, 1986)
Accumulation Unit Value at
 beginning of period                  $1.493   $1.298   $1.212  $1.095
-----------------------------------
Accumulation Unit Value at end of
 period                               $1.556   $1.493   $1.298  $1.212
-----------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                           41,204   25,267   14,753   9,267
-----------------------------------
HARTFORD STOCK HLS FUND SUB-ACCOUNT
 (Inception date August 1, 1986)
Accumulation Unit Value at
 beginning of period                  $1.834   $1.490   $1.569  $1.261
-----------------------------------
Accumulation Unit Value at end of
 period                               $1.993   $1.834   $1.490  $1.569
-----------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                          121,100   72,780   31,149  30,096
-----------------------------------

                                                                       YEAR ENDED DECEMBER 31,
                                     -------------------------------------------------------------------------------------------
                                      WITHOUT THE    WITH THE OPTIONAL
                                     OPTIONAL DEATH    DEATH BENEFIT
                                        BENEFIT         (UNAUDITED)
                                          1999             1999           1998       1997      1996     1995     1994     1993
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 SUB-ACCOUNT
 (Inception date August 1, 1986)
Accumulation Unit Value at
 beginning of period                      $1.716            $1.735         $1.650     $1.587   $1.528   $1.462   $1.424   $1.401
--------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                   $1.777            $1.776         $1.716     $1.650   $1.587   $1.528   $1.462   $1.424
--------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                              213,832             1,061        183,614    140,797  151,978  102,635  138,396  102,328
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
 SUB-ACCOUNT
 (Inception date August 1, 1986)
Accumulation Unit Value at
 beginning of period                      $4.398            $4.663         $3.572     $2.905   $2.523   $1.991   $2.072   $1.870
--------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                   $4.803            $4.798         $4.398     $3.572   $2.905   $2.523   $1.991   $2.072
--------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                            1,156,230             4,952      1,095,048  1,012,472  953,998  888,803  858,014  688,865
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS
 FUND
 SUB-ACCOUNT
 (Inception date August 1, 1986)
Accumulation Unit Value at
 beginning of period                      $5.526            $6.255         $4.845     $4.010   $3.364   $2.615   $2.583   $2.165
--------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                   $7.501            $7.494         $5.526     $4.845   $4.010   $3.364   $2.615   $2.583
--------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                              347,433             1,112        352,482    351,189  330,580  292,671  220,936  160,934
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS
 FUND
 SUB-ACCOUNT
 (Inception date August 1, 1986)
Accumulation Unit Value at
 beginning of period                      $2.211            $2.231         $2.098     $1.949   $1.878   $1.637   $1.685   $1.604
--------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                   $2.217            $2.214         $2.211     $2.098   $1.949   $1.878   $1.637   $1.685
--------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                               69,555               120         78,026     81,143   89,098  101,881  112,417  138,666
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND SUB-ACCOUNT
 (Inception date May 1, 1987)
Accumulation Unit Value at
 beginning of period                      $4.712            $5.181         $3.726     $2.845   $2.359   $1.750   $1.755   $1.629
--------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                   $5.608            $5.602         $4.712     $3.726   $2.845   $2.359   $1.750   $1.755
--------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                              152,272             1,107        131,579    109,837   87,611   65,954   50,799   46,504
--------------------------------------------------------------------------------------------------------------------------------

                                          YEAR ENDED DECEMBER 31,
                                     ---------------------------------

                                      1992     1991     1990     1989
-----------------------------------
HARTFORD MONEY MARKET HLS FUND
 SUB-ACCOUNT
 (Inception date August 1, 1986)
Accumulation Unit Value at
 beginning of period                  $1.369   $1.307   $1.225  $1.136
-----------------------------------
Accumulation Unit Value at end of
 period                               $1.401   $1.369   $1.307  $1.225
-----------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                           78,664   60,774   67,059  28,291
-----------------------------------
HARTFORD ADVISERS HLS FUND
 SUB-ACCOUNT
 (Inception date August 1, 1986)
Accumulation Unit Value at
 beginning of period                  $1.748   $1.470   $1.470  $1.223
-----------------------------------
Accumulation Unit Value at end of
 period                               $1.870   $1.748   $1.470  $1.470
-----------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                          295,387  166,408  101,758  79,738
-----------------------------------
HARTFORD CAPITAL APPRECIATION HLS
 FUND
 SUB-ACCOUNT
 (Inception date August 1, 1986)
Accumulation Unit Value at
 beginning of period                  $1.874   $1.231   $1.400  $1.142
-----------------------------------
Accumulation Unit Value at end of
 period                               $2.165   $1.874   $1.231  $1.400
-----------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                           75,653   39,031   10,501   8,041
-----------------------------------
HARTFORD MORTGAGE SECURITIES HLS
 FUND
 SUB-ACCOUNT
 (Inception date August 1, 1986)
Accumulation Unit Value at
 beginning of period                  $1.552   $1.370   $1.264  $1.132
-----------------------------------
Accumulation Unit Value at end of
 period                               $1.604   $1.552   $1.370  $1.264
-----------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                           98,494   46,464   18,632  12,248
-----------------------------------
HARTFORD INDEX HLS FUND SUB-ACCOUNT
 (Inception date May 1, 1987)
Accumulation Unit Value at
 beginning of period                  $1.544   $1.207   $1.274  $0.989
-----------------------------------
Accumulation Unit Value at end of
 period                               $1.629   $1.544   $1.207  $1.274
-----------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                           29,723   15,975   10,015   6,306
-----------------------------------

                                                                       YEAR ENDED DECEMBER 31,
                                     -------------------------------------------------------------------------------------------
                                      WITHOUT THE    WITH THE OPTIONAL
                                     OPTIONAL DEATH    DEATH BENEFIT
                                        BENEFIT         (UNAUDITED)
                                          1999             1999           1998       1997      1996     1995     1994     1993
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 SUB-ACCOUNT
 (Inception date July 2, 1990)
Accumulation Unit Value at
 beginning of period                      $1.641            $1.806         $1.469     $1.482   $1.329   $1.181   $1.220   $0.924
--------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                   $2.267            $2.265         $1.641     $1.469   $1.482   $1.329   $1.181   $1.220
--------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                              218,272               449        240,090    264,642  266,962  238,086  246,259  132,795
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS
 FUND
 SUB-ACCOUNT
 (Inception date March 8, 1994)
Accumulation Unit Value at
 beginning of period                      $2.471            $2.655         $2.149     $1.650   $1.359   $1.009   $1.000       --
--------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                   $2.570            $2.567         $2.471     $2.149   $1.650   $1.359   $1.009       --
--------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                              381,269             1,030        391,151    308,682  190,958   83,506   29,146       --
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL ADVISERS HLS
 FUND
 SUB-ACCOUNT
 (Inception date March 1, 1995)
Accumulation Unit Value at
 beginning of period                      $1.476            $1.576         $1.319     $1.266   $1.146   $1.000       --       --
--------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                   $1.796            $1.794         $1.476     $1.319   $1.266   $1.146       --       --
--------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                               57,797               391         50,971     43,217   23,174    6,577       --       --
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
 SUB-ACCOUNT
 (Inception date August 9, 1996)
Accumulation Unit Value at
 beginning of period                      $1.374            $1.510         $1.247     $1.066   $1.000       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                   $2.251            $2.248         $1.374     $1.247   $1.066       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                              107,808               726         85,431     56,706   12,563       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
 SUB-ACCOUNT
 (Inception date July 15, 1997)
Accumulation Unit Value at
 beginning of period                      $1.371            $1.588         $1.097     $1.000       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                   $2.056            $2.054         $1.371     $1.097       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                              118,306             1,455         33,348      8,306       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------

                                          YEAR ENDED DECEMBER 31,
                                     ---------------------------------

                                      1992     1991     1990     1989
-----------------------------------
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 SUB-ACCOUNT
 (Inception date July 2, 1990)
Accumulation Unit Value at
 beginning of period                  $0.979   $0.877   $1.000      --
-----------------------------------
Accumulation Unit Value at end of
 period                               $0.924   $0.979   $0.877      --
-----------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                           32,597   13,109    2,892      --
-----------------------------------
HARTFORD DIVIDEND AND GROWTH HLS
 FUND
 SUB-ACCOUNT
 (Inception date March 8, 1994)
Accumulation Unit Value at
 beginning of period                      --       --       --      --
-----------------------------------
Accumulation Unit Value at end of
 period                                   --       --       --      --
-----------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                               --       --       --      --
-----------------------------------
HARTFORD INTERNATIONAL ADVISERS HLS
 FUND
 SUB-ACCOUNT
 (Inception date March 1, 1995)
Accumulation Unit Value at
 beginning of period                      --       --       --      --
-----------------------------------
Accumulation Unit Value at end of
 period                                   --       --       --      --
-----------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                               --       --       --      --
-----------------------------------
HARTFORD SMALL COMPANY HLS FUND
 SUB-ACCOUNT
 (Inception date August 9, 1996)
Accumulation Unit Value at
 beginning of period                      --       --       --      --
-----------------------------------
Accumulation Unit Value at end of
 period                                   --       --       --      --
-----------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                               --       --       --      --
-----------------------------------
HARTFORD MIDCAP HLS FUND
 SUB-ACCOUNT
 (Inception date July 15, 1997)
Accumulation Unit Value at
 beginning of period                      --       --       --      --
-----------------------------------
Accumulation Unit Value at end of
 period                                   --       --       --      --
-----------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                               --       --       --      --
-----------------------------------

                                                                       YEAR ENDED DECEMBER 31,
                                     -------------------------------------------------------------------------------------------
                                      WITHOUT THE    WITH THE OPTIONAL
                                     OPTIONAL DEATH    DEATH BENEFIT
                                        BENEFIT         (UNAUDITED)
                                          1999             1999           1998       1997      1996     1995     1994     1993
--------------------------------------------------------------------------------------------------------------------------------
BB&T GROWTH AND INCOME SUB-ACCOUNT
 (Inception date July 15, 1997)
Accumulation Unit Value at
 beginning of period                      $1.332            $1.378         $1.190     $1.000       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                   $1.265            $1.264         $1.332     $1.190       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                               21,984               164         17,799      5,444       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH AND INCOME HLS FUND
 SUB-ACCOUNT
 (Inception date June 1, 1998)
Accumulation Unit Value at
 beginning of period                      $1.182            $1.281         $1.000         --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                   $1.422            $1.420         $1.182         --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                               41,232             1,551          4,982         --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
 SUB-ACCOUNT
 (Inception date September 30,
 1998)
Accumulation Unit Value at
 beginning of period                      $1.315            $1.451         $1.000         --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                   $1.952            $1.951         $1.315         --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                               25,343               602            416         --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
 SUB-ACCOUNT
 (Inception date September 30,
 1998)
Accumulation Unit Value at
 beginning of period                      $1.035            $1.084         $1.000         --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                   $1.070            $1.069         $1.035         --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                               14,681               707          1,832         --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------

                                          YEAR ENDED DECEMBER 31,
                                     ---------------------------------

                                      1992     1991     1990     1989
-----------------------------------
BB&T GROWTH AND INCOME SUB-ACCOUNT
 (Inception date July 15, 1997)
Accumulation Unit Value at
 beginning of period                      --       --       --      --
-----------------------------------
Accumulation Unit Value at end of
 period                                   --       --       --      --
-----------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                               --       --       --      --
-----------------------------------
HARTFORD GROWTH AND INCOME HLS FUND
 SUB-ACCOUNT
 (Inception date June 1, 1998)
Accumulation Unit Value at
 beginning of period                      --       --       --      --
-----------------------------------
Accumulation Unit Value at end of
 period                                   --       --       --      --
-----------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                               --       --       --      --
-----------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
 SUB-ACCOUNT
 (Inception date September 30,
 1998)
Accumulation Unit Value at
 beginning of period                      --       --       --      --
-----------------------------------
Accumulation Unit Value at end of
 period                                   --       --       --      --
-----------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                               --       --       --      --
-----------------------------------
HARTFORD HIGH YIELD HLS FUND
 SUB-ACCOUNT
 (Inception date September 30,
 1998)
Accumulation Unit Value at
 beginning of period                      --       --       --      --
-----------------------------------
Accumulation Unit Value at end of
 period                                   --       --       --      --
-----------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                               --       --       --      --
-----------------------------------

HV-2729
33-73570

                                 PARTS A AND B

The Prospectus and Statement of Additional Information (including all financial statements therein) are incorporated in Parts A and B, respectively, of this Post-Effective Amendment No. 32, by reference to Post-Effective Amendment
No. 31 to the Registration Statement on Form N-4 (File No. 33-73570), as filed on April 13, 2000 and declared effective on May 1, 2000.

A Supplement to the Prospectus, dated October 2, 2000 is included in Part A of this Post-Effective Amendment.

  AMSOUTH VARIABLE ANNUITY SERIES I
  SEPARATE ACCOUNT TWO
  HARTFORD LIFE INSURANCE COMPANY
  SUPPLEMENT DATED OCTOBER 2, 2000 TO THE PROSPECTUS DATED MAY 1,
  2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

In the section entitled "Definitions," the definition of "Commuted Value" is deleted and replaced with the following:

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts or the underlying rate of return for fixed dollar amount Annuity Payouts.

In the "Highlights" section under the sub-section "Can I take out any of my money?", the first paragraph is deleted and replaced with the following language:

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options, but only if you selected the variable dollar amount Annuity Payouts.

 - You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.

 - You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.
--------------------------------------------------------------------------------

In the "Highlights" section, under the subsection "What Annuity Payout Options are available?" the second paragraph is deleted and replaced with the following:

    You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will pay you under the variable Life Annuity with a 10 year Period Certain Annuity Option. If your Contract is issued in New York, you cannot defer beyond the Annuitant's 90th birthday. Please consult your Registered Representative or call us.

In the "General Contract Information" section, immediately under the table entitled "Hartford's Ratings" the following paragraph is added:

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

In the "Surrenders" section, under the sub-section entitled "What kinds of surrenders are available?", the paragraph entitled "Partial Surrenders after the Annuity Commencement Date" is deleted and replaced with the following language:

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With 120, 180 or 240 Monthly Payments or the Payments for a Designated Period Annuity Payout Option. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" or the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

PLEASE CHECK WITH YOUR TAX ADVISER BECAUSE THERE COULD BE ADVERSE TAX CONSEQUENCES FOR PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE.

In the "Annuity Payouts" section, under the sub-section entitled, "When do you want Annuity Payouts to begin?", the third and fourth sentences of the first paragraph are deleted and replaced with the following language:

The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If your Contract is issued in New York, you cannot defer beyond the Annuitant's 90th birthday. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

In the "Annuity Payouts" section, under the subsection "2. Which Annuity Payout Option do you want to use?" under the subsection "Important Information", that last two bulleted paragraphs are deleted and replaced with the following:

- For Non-Qualified Contracts, if you do not elect an Annuity Payout Option, variable Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with period certain payouts for 10 years.

- For Qualified Contracts and Contracts issued in Texas, if you do not elect an Annuity Payout Option, variable Annuity Payouts will begin automatically on the Annuity Commencement Date, under the Life Annuity Payout Option.

In the "Other Programs Available" section, in the paragraph entitled "Automatic Income" the first sentence is deleted and replaced with the following:

The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge.

The "Accumulation Unit Value" table is deleted and replaced with the following:

ACCUMULATION UNIT VALUES

(For an Accumulation Unit outstanding throughout the period)

The following audited information from the financial statements of the Separate Account has been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and should be read in conjunction with those statements which are included in the Statement of Additional Information, which is incorporated by reference in this Prospectus. The unaudited information, which reflects the deduction for the Optional Death Benefit, has been derived from the audited financial statements of the Separate Account. No information is shown for Hartford Global Health HLS Fund Sub-Account and Hartford Global Technology HLS Fund Sub-Account because, as of December 31, 1999, the Sub-Accounts had not yet commenced operations.

                                                                       YEAR ENDED DECEMBER 31,
                                     -------------------------------------------------------------------------------------------
                                      WITHOUT THE    WITH THE OPTIONAL
                                     OPTIONAL DEATH    DEATH BENEFIT
                                        BENEFIT         (UNAUDITED)
                                          1999             1999           1998       1997      1996     1995     1994     1993
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD BOND HLS FUND SUB-ACCOUNT
 (Inception date August 1, 1986)
Accumulation Unit Value at
 beginning of period                      $2.258            $2.233         $2.114     $1.992   $1.880   $1.607   $1.694   $1.556
--------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                   $2.185            $2.182         $2.258     $2.114   $1.992   $1.880   $1.607   $1.694
--------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                              167,707               756        162,501    111,586   96,857   99,377   85,397   79,080
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND SUB-ACCOUNT
 (Inception date August 1, 1986)
Accumulation Unit Value at
 beginning of period                      $6.066            $6.715         $4.602     $3.546   $2.887   $2.180   $2.250   $1.993
--------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                   $7.176            $7.169         $6.066     $4.602   $3.546   $2.887   $2.180   $2.250
--------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                              432,424             2,105        403,629    372,754  333,176  285,640  248,563  203,873
--------------------------------------------------------------------------------------------------------------------------------

                                          YEAR ENDED DECEMBER 31,
                                     ----------------------------------

                                      1992     1991     1990     1989
-----------------------------------
HARTFORD BOND HLS FUND SUB-ACCOUNT
 (Inception date August 1, 1986)
Accumulation Unit Value at
 beginning of period                  $1.493   $1.298   $1.212   $1.095
-----------------------------------
Accumulation Unit Value at end of
 period                               $1.556   $1.493   $1.298   $1.212
-----------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                           41,204   25,267   14,753    9,267
-----------------------------------
HARTFORD STOCK HLS FUND SUB-ACCOUNT
 (Inception date August 1, 1986)
Accumulation Unit Value at
 beginning of period                  $1.834   $1.490   $1.569   $1.261
-----------------------------------
Accumulation Unit Value at end of
 period                               $1.993   $1.834   $1.490   $1.569
-----------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                          121,100   72,780   31,149   30,096
-----------------------------------

                                                                       YEAR ENDED DECEMBER 31,
                                     -------------------------------------------------------------------------------------------
                                      WITHOUT THE    WITH THE OPTIONAL
                                     OPTIONAL DEATH    DEATH BENEFIT
                                        BENEFIT         (UNAUDITED)
                                          1999             1999           1998       1997      1996     1995     1994     1993
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 SUB-ACCOUNT
 (Inception date August 1, 1986)
Accumulation Unit Value at
 beginning of period                      $1.716            $1.735         $1.650     $1.587   $1.528   $1.462   $1.424   $1.401
--------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                   $1.777            $1.776         $1.716     $1.650   $1.587   $1.528   $1.462   $1.424
--------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                              213,832             1,061        183,614    140,797  151,978  102,635  138,396  102,328
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
 SUB-ACCOUNT
 (Inception date August 1, 1986)
Accumulation Unit Value at
 beginning of period                      $4.398            $4.663         $3.572     $2.905   $2.523   $1.991   $2.072   $1.870
--------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                   $4.803            $4.798         $4.398     $3.572   $2.905   $2.523   $1.991   $2.072
--------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                            1,156,230             4,952      1,095,048  1,012,472  953,998  888,803  858,014  688,865
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS
 FUND SUB-ACCOUNT (Inception date
 August 1, 1986)
Accumulation Unit Value at
 beginning of period                      $5.526            $6.255         $4.845     $4.010   $3.364   $2.615   $2.583   $2.165
--------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                   $7.051            $7.494         $5.526     $4.845   $4.010   $3.364   $2.615   $2.583
--------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                              347,433             1,112        352,482    351,189  330,580  292,671  220,936  160,934
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS
 FUND SUB-ACCOUNT (Inception date
 August 1, 1986)
Accumulation Unit Value at
 beginning of period                      $2.211            $2.231         $2.098     $1.949   $1.878   $1.637   $1.685   $1.604
--------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                   $2.217            $2.214         $2.211     $2.098   $1.949   $1.878   $1.637   $1.685
--------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                               69,555               120         78,026     81,143   89,098  101,881  112,417  138,666
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND SUB-ACCOUNT
 (Inception date May 1, 1987)
Accumulation Unit Value at
 beginning of period                      $4.712            $5.181         $3.726     $2.845   $2.359   $1.750   $1.755   $1.629
--------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                   $5.608            $5.602         $4.712     $3.726   $2.845   $2.359   $1.750   $1.755
--------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                              152,272             1,107        131,579    109,837   87,611   65,954   50,799   46,504
--------------------------------------------------------------------------------------------------------------------------------

                                          YEAR ENDED DECEMBER 31,
                                     ----------------------------------

                                      1992     1991     1990     1989
-----------------------------------
HARTFORD MONEY MARKET HLS FUND
 SUB-ACCOUNT
 (Inception date August 1, 1986)
Accumulation Unit Value at
 beginning of period                  $1.369   $1.307   $1.225   $1.136
-----------------------------------
Accumulation Unit Value at end of
 period                               $1.401   $1.369   $1.307   $1.225
-----------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                           78,664   60,774   67,059   28,291
-----------------------------------
HARTFORD ADVISERS HLS FUND
 SUB-ACCOUNT
 (Inception date August 1, 1986)
Accumulation Unit Value at
 beginning of period                  $1.748   $1.470   $1.470   $1.223
-----------------------------------
Accumulation Unit Value at end of
 period                               $1.870   $1.748   $1.470   $1.470
-----------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                          295,387  166,408  101,758   79,738
-----------------------------------
HARTFORD CAPITAL APPRECIATION HLS
 FUND SUB-ACCOUNT (Inception date
 August 1, 1986)
Accumulation Unit Value at
 beginning of period                  $1.874   $1.231   $1.400   $1.142
-----------------------------------
Accumulation Unit Value at end of
 period                               $2.165   $1.874   $1.231   $1.400
-----------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                           75,653   39,031   10,501    8,041
-----------------------------------
HARTFORD MORTGAGE SECURITIES HLS
 FUND SUB-ACCOUNT (Inception date
 August 1, 1986)
Accumulation Unit Value at
 beginning of period                  $1.552   $1.370   $1.264   $1.132
-----------------------------------
Accumulation Unit Value at end of
 period                               $1.604   $1.552   $1.370   $1.264
-----------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                           98,494   46,464   18,632   12,248
-----------------------------------
HARTFORD INDEX HLS FUND SUB-ACCOUNT
 (Inception date May 1, 1987)
Accumulation Unit Value at
 beginning of period                  $1.544   $1.207   $1.274   $0.989
-----------------------------------
Accumulation Unit Value at end of
 period                               $1.629   $1.544   $1.207   $1.274
-----------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                           29,723   15,975   10,015    6,306
-----------------------------------

                                                                       YEAR ENDED DECEMBER 31,
                                     -------------------------------------------------------------------------------------------
                                      WITHOUT THE    WITH THE OPTIONAL
                                     OPTIONAL DEATH    DEATH BENEFIT
                                        BENEFIT         (UNAUDITED)
                                          1999             1999           1998       1997      1996     1995     1994     1993
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND SUB-ACCOUNT
 (Inception date July 2, 1990)
Accumulation Unit Value at
 beginning of period                      $1.641            $1,806         $1.469     $1.482   $1.329   $1.181   $1.220   $0.924
--------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                   $2.267            $2.265         $1.641     $1.469   $1.482   $1.329   $1.181   $1.220
--------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                              218,272               449        240,090    264,642  266,962  238,086  246,259  132,795
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS
 FUND SUB-ACCOUNT (Inception date
 March 8, 1994)
Accumulation Unit Value at
 beginning of period                      $2.471            $2.655         $2.149     $1.650   $1.359   $1.009   $1.000       --
--------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                   $2.570            $2.567         $2.471     $2.149   $1.650   $1.359   $1.009       --
--------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                              381,269             1,030        391,151    308,682  190,958   83,506   29,146       --
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL ADVISERS HLS
 FUND SUB-ACCOUNT
 (Inception date March 1, 1995)
Accumulation Unit Value at
 beginning of period                      $1.476            $1.576         $1.319     $1.266   $1.146   $1.000       --       --
--------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                   $1.796            $1.794         $1.476     $1.319   $1.266   $1.146       --       --
--------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                               57,797               391         50,971     43,217   23,174    6,577       --       --
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
 SUB-ACCOUNT
 (Inception date August 9, 1996)
Accumulation Unit Value at
 beginning of period                      $1.374            $1.510         $1.247     $1.066   $1.000       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                   $2.251            $2.248         $1.374     $1.247   $1.066       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                              107,808               726         85,431     56,706   12,563       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
 SUB-ACCOUNT
 (Inception date July 15, 1997)
Accumulation Unit Value at
 beginning of period                      $1.371            $1.588         $1.097     $1.000       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                   $2.056            $2.054         $1.371     $1.097       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                              118,306             1,455         33,348      8,306       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------

                                          YEAR ENDED DECEMBER 31,
                                     ----------------------------------

                                      1992     1991     1990     1989
-----------------------------------
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND SUB-ACCOUNT
 (Inception date July 2, 1990)
Accumulation Unit Value at
 beginning of period                  $0.979   $0.877   $1.000       --
-----------------------------------
Accumulation Unit Value at end of
 period                               $0.924   $0.979   $0.877       --
-----------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                           32,597   13,109    2,892       --
-----------------------------------
HARTFORD DIVIDEND AND GROWTH HLS
 FUND SUB-ACCOUNT (Inception date
 March 8, 1994)
Accumulation Unit Value at
 beginning of period                      --       --       --       --
-----------------------------------
Accumulation Unit Value at end of
 period                                   --       --       --       --
-----------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                               --       --       --       --
-----------------------------------
HARTFORD INTERNATIONAL ADVISERS HLS
 FUND SUB-ACCOUNT
 (Inception date March 1, 1995)
Accumulation Unit Value at
 beginning of period                      --       --       --       --
-----------------------------------
Accumulation Unit Value at end of
 period                                   --       --       --       --
-----------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                               --       --       --       --
-----------------------------------
HARTFORD SMALL COMPANY HLS FUND
 SUB-ACCOUNT
 (Inception date August 9, 1996)
Accumulation Unit Value at
 beginning of period                      --       --       --       --
-----------------------------------
Accumulation Unit Value at end of
 period                                   --       --       --       --
-----------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                               --       --       --       --
-----------------------------------
HARTFORD MIDCAP HLS FUND
 SUB-ACCOUNT
 (Inception date July 15, 1997)
Accumulation Unit Value at
 beginning of period                      --       --       --       --
-----------------------------------
Accumulation Unit Value at end of
 period                                   --       --       --       --
-----------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                               --       --       --       --
-----------------------------------

                                                                       YEAR ENDED DECEMBER 31,
                                     -------------------------------------------------------------------------------------------
                                      WITHOUT THE    WITH THE OPTIONAL
                                     OPTIONAL DEATH    DEATH BENEFIT
                                        BENEFIT         (UNAUDITED)
                                          1999             1999           1998       1997      1996     1995     1994     1993
--------------------------------------------------------------------------------------------------------------------------------
AMSOUTH EQUITY INCOME FUND
 SUB-ACCOUNT
 (Inception date October 23, 1997)
Accumulation Unit Value at
 beginning of period                      $1.136            $1.221         $1.023         --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                   $1.402            $1.400         $1.136     $1.023       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                               24,604               868         19,802      2,338       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
AMSOUTH SELECT EQUITY FUND
 SUB-ACCOUNT
Accumulation Unit Value at
 beginning of period                      $1.000            $1.000             --         --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                   $0.848            $0.847             --         --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                                2,707               214             --         --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH AND INCOME HLS FUND
 SUB-ACCOUNT (Inception date
 June 1, 1998)
Accumulation Unit Value at
 beginning of period                      $1.182            $1.281         $1.000         --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                   $1.422            $1.420         $1.182         --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                               41,232             1,551          4,982         --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
 SUB-ACCOUNT
 (Inception date September 30,
 1998)
Accumulation Unit Value at
 beginning of period                      $1.315            $1.451         $1.000         --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                   $1.952            $1.951         $1.315         --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                               25,343               602            416         --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
 SUB-ACCOUNT
 (Inception date September 30,
 1998)
Accumulation Unit Value at
 beginning of period                      $1.035            $1.084         $1.000         --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                   $1.070            $1.069         $1.035         --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                               14,681               707          1,832         --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------

                                          YEAR ENDED DECEMBER 31,
                                     ----------------------------------

                                      1992     1991     1990     1989
-----------------------------------
AMSOUTH EQUITY INCOME FUND
 SUB-ACCOUNT
 (Inception date October 23, 1997)
Accumulation Unit Value at
 beginning of period                      --       --       --       --
-----------------------------------
Accumulation Unit Value at end of
 period                                   --       --       --       --
-----------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                               --       --       --       --
-----------------------------------
AMSOUTH SELECT EQUITY FUND
 SUB-ACCOUNT
Accumulation Unit Value at
 beginning of period                      --       --       --
-----------------------------------
Accumulation Unit Value at end of
 period                                   --       --       --
-----------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                               --       --       --
-----------------------------------
HARTFORD GROWTH AND INCOME HLS FUND
 SUB-ACCOUNT (Inception date
 June 1, 1998)
Accumulation Unit Value at
 beginning of period                      --       --       --       --
-----------------------------------
Accumulation Unit Value at end of
 period                                   --       --       --       --
-----------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                               --       --       --       --
-----------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
 SUB-ACCOUNT
 (Inception date September 30,
 1998)
Accumulation Unit Value at
 beginning of period                      --       --       --       --
-----------------------------------
Accumulation Unit Value at end of
 period                                   --       --       --       --
-----------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                               --       --       --       --
-----------------------------------
HARTFORD HIGH YIELD HLS FUND
 SUB-ACCOUNT
 (Inception date September 30,
 1998)
Accumulation Unit Value at
 beginning of period                      --       --       --       --
-----------------------------------
Accumulation Unit Value at end of
 period                                   --       --       --       --
-----------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                               --       --       --       --
-----------------------------------

HV-2730
33-73570

                                 PARTS A AND B

The Prospectus and Statement of Additional Information (including all financial statements therein) are incorporated in Parts A and B, respectively, of this Post-Effective Amendment No. 32, by reference to Post-Effective Amendment
No. 31 to the Registration Statement on Form N-4 (File No. 33-73570), as filed on April 13, 2000 and declared effective on May 1, 2000.

A Supplement to the Prospectus, dated October 2, 2000 is included in Part A of this Post-Effective Amendment.

  THE DIRECTOR SELECT SERIES I
  SEPARATE ACCOUNT TWO
  HARTFORD LIFE INSURANCE COMPANY
  SUPPLEMENT DATED OCTOBER 2, 2000 TO THE PROSPECTUS DATED MAY 1,
  2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

In the section entitled "Definitions," the definition of "Commuted Value" is deleted and replaced with the following:

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts or the underlying rate of return for fixed dollar amount Annuity Payouts.

In the "Highlights" section under the sub-section "Can I take out any of my money?", the first paragraph is deleted and replaced with the following language:

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options, but only if you selected the variable dollar amount Annuity Payouts.

 - You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.

 - You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.
--------------------------------------------------------------------------------

In the "Highlights" section, under the subsection "What Annuity Payout Options are available?" the second paragraph is deleted and replaced with the following:

    You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will pay you under the variable Life Annuity with a 10 year Period Certain Annuity Option. If your Contract is issued in New York, you cannot defer beyond the Annuitant's 90th birthday. Please consult your Registered Representative or call us.

In the "General Contract Information" section, immediately under the table entitled "Hartford's Ratings" the following paragraph is added:

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

In the "Surrenders" section, under the sub-section entitled "What kinds of surrenders are available?", the paragraph entitled "Partial Surrenders after the Annuity Commencement Date" is deleted and replaced with the following language:

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With 120, 180 or 240 Monthly Payments or the Payments for a Designated Period Annuity Payout Option. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" or the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

PLEASE CHECK WITH YOUR TAX ADVISER BECAUSE THERE COULD BE ADVERSE TAX CONSEQUENCES FOR PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE.

In the "Annuity Payouts" section, under the sub-section entitled, "When do you want Annuity Payouts to begin?", the third and fourth sentences of the first paragraph are deleted and replaced with the following language:

The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If your Contract is issued in New York, you cannot defer beyond the Annuitant's 90th birthday. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

In the "Annuity Payouts" section, under the subsection "2. Which Annuity Payout Option do you want to use?" under the subsection "Important Information", that last two bulleted paragraphs are deleted and replaced with the following:

- For Non-Qualified Contracts, if you do not elect an Annuity Payout Option, variable Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with period certain payouts for 10 years.

- For Qualified Contracts and Contracts issued in Texas, if you do not elect an Annuity Payout Option, variable Annuity Payouts will begin automatically on the Annuity Commencement Date, under the Life Annuity Payout Option.

In the "Other Programs Available" section, in the paragraph entitled "Automatic Income" the first sentence is deleted and replaced with the following:

The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge.

The "Accumulation Unit Value" table is deleted and replaced with the following:

ACCUMULATION UNIT VALUES

(For an Accumulation Unit outstanding throughout the period)

The following audited information from the financial statements of the Separate Account has been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and should be read in conjunction with those statements which are included in the Statement of Additional Information, which is incorporated by reference in this Prospectus. The unaudited information, which reflects the deduction for the Optional Death Benefit, has been derived from the audited financial statements of the Separate Account. There is no information for Evergreen VA Foundation Fund Sub-Account, Evergreen VA Omega Fund Sub-Account, Evergreen VA Special Equity Fund Sub-Account, Hartford Global Health HLS Fund Sub-Account and Hartford Global Technology HLS Fund Sub-Account because as of December 31, 1999 the Sub-Accounts had not commenced operations.

                                                             YEAR ENDED DECEMBER 31,
                               ------------------------------------------------------------------------------------
                                WITHOUT THE   WITH THE OPTIONAL
                               OPTIONAL DEATH   DEATH BENEFIT
                                  BENEFIT        (UNAUDITED)
                                    1999            1999          1998      1997     1996    1995    1994    1993
-------------------------------------------------------------------------------------------------------------------

EVERGREEN PERPETUAL
  INTERNATIONAL SUB-ACCOUNT
  (Inception date March 3,
  1998)
Accumulation Unit Value at
  beginning of period               $1.109           $1.222        $1,000        --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end
  of period                         $1.533           $1.532        $1.109        --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
  outstanding at end of period
  (in thousands)                    14,722              118           913        --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------

EVERGREEN CAPITAL GROWTH
  SUB-ACCOUNT
  (Inception date March 3,
  1998)
Accumulation Unit Value at
  beginning of period               $1.075           $1.165        $1.000        --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end
  of period                         $1.131           $1.130        $1.075        --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
  outstanding at end of period
  (in thousands)                    21,766              100         1,367        --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------

                                    YEAR ENDED DECEMBER 31,
                                -------------------------------

                                 1992    1991    1990    1989
------------------------------
EVERGREEN PERPETUAL
  INTERNATIONAL SUB-ACCOUNT
  (Inception date March 3,
  1998)
Accumulation Unit Value at
  beginning of period                --      --      --     --
------------------------------
Accumulation Unit Value at end
  of period                          --      --      --     --
------------------------------
Number Accumulation Units
  outstanding at end of period
  (in thousands)                     --      --      --     --
------------------------------
EVERGREEN CAPITAL GROWTH
  SUB-ACCOUNT
  (Inception date March 3,
  1998)
Accumulation Unit Value at
  beginning of period                --      --      --     --
------------------------------
Accumulation Unit Value at end
  of period                          --      --      --     --
------------------------------
Number Accumulation Units
  outstanding at end of period
  (in thousands)                     --      --      --     --
------------------------------

                                                             YEAR ENDED DECEMBER 31,
                               ------------------------------------------------------------------------------------
                                WITHOUT THE   WITH THE OPTIONAL
                               OPTIONAL DEATH   DEATH BENEFIT
                                  BENEFIT        (UNAUDITED)
                                    1999            1999          1998      1997     1996    1995    1994    1993
-------------------------------------------------------------------------------------------------------------------
EVERGREEN GROWTH SUB-ACCOUNT
  (Inception date March 3,
  1998)
Accumulation Unit Value at
  beginning of period               $0.907           $0.799        $1.000        --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end
  of period                         $1.086           $1.085        $0.907        --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
  outstanding at end of period
  (in thousands)                    13,249               39           652        --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------

HARTFORD BOND HLS FUND
  SUB-ACCOUNT
  (Inception date August 1,
  1986)
Accumulation Unit Value at
  beginning of period               $2.258           $2.233        $2.114    $1.992  $1.880  $1.607  $1.694  $1.556
-------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end
  of period                         $2.185           $2.182        $2.258    $2.114  $1.992  $1.880  $1.607  $1.694
-------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
  outstanding at end of period
  (in thousands)                   167,707              756       162,501   111,586  96,857  99,377  85,397  79,080
-------------------------------------------------------------------------------------------------------------------

HARTFORD STOCK HLS FUND
  SUB-ACCOUNT
  (Inception date August 1,
  1986)
Accumulation Unit Value at
  beginning of period               $6.066           $6.715        $4.602    $3.546  $2.887  $2.180  $2.250  $1.993
-------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end
  of period                         $7.176           $7.169        $6.066    $4.602  $3.546  $2.887  $2.180  $2.250
-------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
  outstanding at end of period
  (in thousands)                   432,424            2,105       403,629   372,754 333,176 285,640 248,563 203,873
-------------------------------------------------------------------------------------------------------------------

HARTFORD MONEY MARKET HLS FUND
  SUB-ACCOUNT
  (Inception date August 1,
  1986)
Accumulation Unit Value at
  beginning of period               $1.716           $1.735        $1.650    $1.587  $1.528  $1.462  $1.424  $1.401
-------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end
  of period                         $1.777           $1.776        $1.716    $1.650  $1.587  $1.528  $1.462  $1.424
-------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
  outstanding at end of period
  (in thousands)                   213,832            1,061       183,614   140,797 151,978 102,635 138,396 102,328
-------------------------------------------------------------------------------------------------------------------

HARTFORD ADVISERS HLS FUND
  SUB-ACCOUNT
  (Inception date August 1,
  1986)
Accumulation Unit Value at
  beginning of period               $4.398           $4.663        $3.572    $2.905  $2.523  $1.991  $2.072  $1.870
-------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end
  of period                         $4.803           $4.798        $4.398    $3.572  $2.905  $2.523  $1.991  $2.072
-------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
  outstanding at end of period
  (in thousands)                 1,156,230            4,952     1,095,048 1,012,472 953,998 888,803 858,014 688,865
-------------------------------------------------------------------------------------------------------------------

                                    YEAR ENDED DECEMBER 31,
                                -------------------------------

                                 1992    1991    1990    1989
------------------------------
EVERGREEN GROWTH SUB-ACCOUNT
  (Inception date March 3,
  1998)
Accumulation Unit Value at
  beginning of period                --      --      --     --
------------------------------
Accumulation Unit Value at end
  of period                          --      --      --     --
------------------------------
Number Accumulation Units
  outstanding at end of period
  (in thousands)                     --      --      --     --
------------------------------
HARTFORD BOND HLS FUND
  SUB-ACCOUNT
  (Inception date August 1,
  1986)
Accumulation Unit Value at
  beginning of period            $1.493  $1.298  $1.212 $1.095
------------------------------
Accumulation Unit Value at end
  of period                      $1.556  $1.493  $1.298 $1.212
------------------------------
Number Accumulation Units
  outstanding at end of period
  (in thousands)                 41,204  25,267  14,753  9,267
------------------------------
HARTFORD STOCK HLS FUND
  SUB-ACCOUNT
  (Inception date August 1,
  1986)
Accumulation Unit Value at
  beginning of period            $1.834  $1.490  $1.569 $1.261
------------------------------
Accumulation Unit Value at end
  of period                      $1.993  $1.834  $1.490 $1.569
------------------------------
Number Accumulation Units
  outstanding at end of period
  (in thousands)                121,100  72,780  31,149 30,096
------------------------------
HARTFORD MONEY MARKET HLS FUND
  SUB-ACCOUNT
  (Inception date August 1,
  1986)
Accumulation Unit Value at
  beginning of period            $1.369  $1.307  $1.225 $1.136
------------------------------
Accumulation Unit Value at end
  of period                      $1.401  $1.369  $1.307 $1.225
------------------------------
Number Accumulation Units
  outstanding at end of period
  (in thousands)                 78,664  60,774  67,059 28,291
------------------------------
HARTFORD ADVISERS HLS FUND
  SUB-ACCOUNT
  (Inception date August 1,
  1986)
Accumulation Unit Value at
  beginning of period            $1.748  $1.470  $1.470 $1.223
------------------------------
Accumulation Unit Value at end
  of period                      $1.870  $1.748  $1.470 $1.470
------------------------------
Number Accumulation Units
  outstanding at end of period
  (in thousands)                295,387 166,408 101,758 79,738
------------------------------

                                                             YEAR ENDED DECEMBER 31,
                               ------------------------------------------------------------------------------------
                                WITHOUT THE   WITH THE OPTIONAL
                               OPTIONAL DEATH   DEATH BENEFIT
                                  BENEFIT        (UNAUDITED)
                                    1999            1999          1998      1997     1996    1995    1994    1993
-------------------------------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION
  HLS FUND SUB-ACCOUNT
  (Inception date August 1,
  1986)
Accumulation Unit Value at
  beginning of period               $5.526           $6.255        $4.845    $4.010  $3.364  $2.615  $2.583  $2.165
-------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end
  of period                         $7.501           $7.494        $5.526    $4.845  $4.010  $3.364  $2.615  $2.583
-------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
  outstanding at end of period
  (in thousands)                   347,433            1,112       352,482   351,189 330,580 292,671 220,936 160,934
-------------------------------------------------------------------------------------------------------------------

HARTFORD MORTGAGE SECURITIES
  HLS FUND SUB-ACCOUNT
  (Inception date August 1,
  1986)
Accumulation Unit Value at
  beginning of period               $2.211           $2.231        $2.098    $1.949  $1.878  $1.637  $1.685  $1.604
-------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end
  of period                         $2.217           $2.214        $2.211    $2.098  $1.949  $1.878  $1.637  $1.685
-------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
  outstanding at end of period
  (in thousands)                    69,555              120        78,026    81,143  89,098 101,881 112,417 138,666
-------------------------------------------------------------------------------------------------------------------

HARTFORD INDEX HLS FUND
  SUB-ACCOUNT
  (Inception date May 1,
  1987)
Accumulation Unit Value at
  beginning of period               $4.712           $5.181        $3.726    $2.845  $2.359  $1.750  $1.755  $1.629
-------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end
  of period                         $5.608           $5.602        $4.712    $3.726  $2.845  $2.359  $1.750  $1.755
-------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
  outstanding at end of period
  (in thousands)                   152,272            1,107       131,579   109,837  87,611  65,954  50,799  46,504
-------------------------------------------------------------------------------------------------------------------

HARTFORD INTERNATIONAL
  OPPORTUNITIES HLS FUND
  SUB-ACCOUNT
  (Inception date July 2,
  1990)
Accumulation Unit Value at
  beginning of period               $1.641           $1.806        $1.469    $1.482  $1.329  $1.181  $1.220  $0.924
-------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end
  of period                         $2.267           $2.265        $1.641    $1.469  $1.482  $1.329  $1.181  $1.220
-------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
  outstanding at end of period
  (in thousands)                   218,272              449       240,090   264,642 266,962 238,086 246,259 132,795
-------------------------------------------------------------------------------------------------------------------

HARTFORD DIVIDEND AND GROWTH
  HLS FUND SUB-ACCOUNT
  (Inception date March 8,
  1994)
Accumulation Unit Value at
  beginning of period               $2.471           $2.655        $2.149    $1.650  $1.359  $1.009  $1.000      --
-------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end
  of period                         $2.570           $2.567        $2.471    $2.149  $1.650  $1.359  $1.009      --
-------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
  outstanding at end of period
  (in thousands)                   381,269            1,030       391,151   308,682 190,958  83,506  29,146      --
-------------------------------------------------------------------------------------------------------------------

                                    YEAR ENDED DECEMBER 31,
                                -------------------------------

                                 1992    1991    1990    1989
------------------------------
HARTFORD CAPITAL APPRECIATION
  HLS FUND SUB-ACCOUNT
  (Inception date August 1,
  1986)
Accumulation Unit Value at
  beginning of period            $1.874  $1.231  $1.400 $1.142
------------------------------
Accumulation Unit Value at end
  of period                      $2.165  $1.874  $1.231 $1.400
------------------------------
Number Accumulation Units
  outstanding at end of period
  (in thousands)                 75,653  39,031  10,501  8,041
------------------------------
HARTFORD MORTGAGE SECURITIES
  HLS FUND SUB-ACCOUNT
  (Inception date August 1,
  1986)
Accumulation Unit Value at
  beginning of period            $1.552  $1.370  $1.264 $1.132
------------------------------
Accumulation Unit Value at end
  of period                      $1.604  $1.552  $1.370 $1.264
------------------------------
Number Accumulation Units
  outstanding at end of period
  (in thousands)                 98,494  46,464  18,632 12,248
------------------------------
HARTFORD INDEX HLS FUND
  SUB-ACCOUNT
  (Inception date May 1,
  1987)
Accumulation Unit Value at
  beginning of period            $1.544  $1.207  $1.274 $0.989
------------------------------
Accumulation Unit Value at end
  of period                      $1.629  $1.544  $1.207 $1.274
------------------------------
Number Accumulation Units
  outstanding at end of period
  (in thousands)                 29,723  15,975  10,015  6,306
------------------------------
HARTFORD INTERNATIONAL
  OPPORTUNITIES HLS FUND
  SUB-ACCOUNT
  (Inception date July 2,
  1990)
Accumulation Unit Value at
  beginning of period            $0.979  $0.877  $1.000     --
------------------------------
Accumulation Unit Value at end
  of period                      $0.924  $0.979  $0.877     --
------------------------------
Number Accumulation Units
  outstanding at end of period
  (in thousands)                 32,597  13,109   2,892     --
------------------------------
HARTFORD DIVIDEND AND GROWTH
  HLS FUND SUB-ACCOUNT
  (Inception date March 8,
  1994)
Accumulation Unit Value at
  beginning of period                --      --      --     --
------------------------------
Accumulation Unit Value at end
  of period                          --      --      --     --
------------------------------
Number Accumulation Units
  outstanding at end of period
  (in thousands)                     --      --      --     --
------------------------------

                                                             YEAR ENDED DECEMBER 31,
                               ------------------------------------------------------------------------------------
                                WITHOUT THE   WITH THE OPTIONAL
                               OPTIONAL DEATH   DEATH BENEFIT
                                  BENEFIT        (UNAUDITED)
                                    1999            1999          1998      1997     1996    1995    1994    1993
-------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL
  ADVISERS HLS FUND
  SUB-ACCOUNT
  (Inception date March 1,
  1995)
Accumulation Unit Value at
  beginning of period               $1.476           $1.576        $1.319    $1.266  $1.146  $1.000      --      --
-------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end
  of period                         $1.796           $1.794        $1.476    $1.319  $1.266  $1.146      --      --
-------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
  outstanding at end of period
  (in thousands)                    57,797              391        50,971    43,217  23,174   6,577      --      --
-------------------------------------------------------------------------------------------------------------------

HARTFORD SMALL COMPANY HLS
  FUND
  SUB-ACCOUNT
  (Inception date August 9,
  1996)
Accumulation Unit Value at
  beginning of period               $1.374           $1.510        $1.247    $1.066  $1.000      --      --      --
-------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end
  of period                         $2.251           $2.248        $1.374    $1.247  $1.066      --      --      --
-------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
  outstanding at end of period
  (in thousands)                   107,808              726        85,431    56,706  12,563      --      --      --
-------------------------------------------------------------------------------------------------------------------

HARTFORD MIDCAP HLS FUND
  SUB-ACCOUNT
  (Inception date July 15,
  1997)
Accumulation Unit Value at
  beginning of period               $1.371           $1.588        $1.097    $1.000      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end
  of period                         $2.056           $2.054        $1.371    $1.097      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
  outstanding at end of period
  (in thousands)                   118,306            1,455        33,348     8,306      --      --      --      --
-------------------------------------------------------------------------------------------------------------------

HARTFORD GROWTH AND INCOME HLS
  FUND SUB-ACCOUNT
  (Inception date June 1,
  1998)
Accumulation Unit Value at
  beginning of period               $1.182           $1.281        $1.000        --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end
  of period                         $1.422           $1.420        $1.182        --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
  outstanding at end of period
  (in thousands)                    41,232            1,551         4,982        --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------

HARTFORD GLOBAL LEADERS HLS
  FUND
  SUB-ACCOUNT
  (Inception date
  September 30, 1998)
Accumulation Unit Value at
  beginning of period               $1.315           $1.451        $1.000        --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end
  of period                         $1.952           $1.951        $1.315        --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
  outstanding at end of period
  (in thousands)                    25,343              602           416        --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------

                                    YEAR ENDED DECEMBER 31,
                                -------------------------------

                                 1992    1991    1990    1989
------------------------------
HARTFORD INTERNATIONAL
  ADVISERS HLS FUND
  SUB-ACCOUNT
  (Inception date March 1,
  1995)
Accumulation Unit Value at
  beginning of period                --      --      --     --
------------------------------
Accumulation Unit Value at end
  of period                          --      --      --     --
------------------------------
Number Accumulation Units
  outstanding at end of period
  (in thousands)                     --      --      --     --
------------------------------
HARTFORD SMALL COMPANY HLS
  FUND
  SUB-ACCOUNT
  (Inception date August 9,
  1996)
Accumulation Unit Value at
  beginning of period                --      --      --     --
------------------------------
Accumulation Unit Value at end
  of period                          --      --      --     --
------------------------------
Number Accumulation Units
  outstanding at end of period
  (in thousands)                     --      --      --     --
------------------------------
HARTFORD MIDCAP HLS FUND
  SUB-ACCOUNT
  (Inception date July 15,
  1997)
Accumulation Unit Value at
  beginning of period                --      --      --     --
------------------------------
Accumulation Unit Value at end
  of period                          --      --      --     --
------------------------------
Number Accumulation Units
  outstanding at end of period
  (in thousands)                     --      --      --     --
------------------------------
HARTFORD GROWTH AND INCOME HLS
  FUND SUB-ACCOUNT
  (Inception date June 1,
  1998)
Accumulation Unit Value at
  beginning of period                --      --      --     --
------------------------------
Accumulation Unit Value at end
  of period                          --      --      --     --
------------------------------
Number Accumulation Units
  outstanding at end of period
  (in thousands)                     --      --      --     --
------------------------------
HARTFORD GLOBAL LEADERS HLS
  FUND
  SUB-ACCOUNT
  (Inception date
  September 30, 1998)
Accumulation Unit Value at
  beginning of period                --      --      --     --
------------------------------
Accumulation Unit Value at end
  of period                          --      --      --     --
------------------------------
Number Accumulation Units
  outstanding at end of period
  (in thousands)                     --      --      --     --
------------------------------

                                                             YEAR ENDED DECEMBER 31,
                               ------------------------------------------------------------------------------------
                                WITHOUT THE   WITH THE OPTIONAL
                               OPTIONAL DEATH   DEATH BENEFIT
                                  BENEFIT        (UNAUDITED)
                                    1999            1999          1998      1997     1996    1995    1994    1993
-------------------------------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
  SUB-ACCOUNT
  (Inception date
  September 30, 1998)
Accumulation Unit Value at
  beginning of period               $1.035           $1.084        $1.000        --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end
  of period                         $1.070           $1.069        $1.035        --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
  outstanding at end of period
  (in thousands)                    14,681              707         1,832        --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------

                                    YEAR ENDED DECEMBER 31,
                                -------------------------------

                                 1992    1991    1990    1989
------------------------------
HARTFORD HIGH YIELD HLS FUND
  SUB-ACCOUNT
  (Inception date
  September 30, 1998)
Accumulation Unit Value at
  beginning of period                --      --      --     --
------------------------------
Accumulation Unit Value at end
  of period                          --      --      --     --
------------------------------
Number Accumulation Units
  outstanding at end of period
  (in thousands)                     --      --      --     --
------------------------------

HV-2731
33-73570

                                 PARTS A AND B

The Prospectus and Statement of Additional Information (including all financial statements therein) are incorporated in Parts A and B, respectively, of this Post-Effective Amendment No. 32, by reference to Post-Effective Amendment
No. 31 to the Registration Statement on Form N-4 (File No. 33-73570), as filed on April 13, 2000 and declared effective on May 1, 2000.

A Supplement to the Prospectus, dated October 2, 2000 is included in Part A of this Post-Effective Amendment.

  THE DIRECTOR CHOICE SERIES I
  SEPARATE ACCOUNT TWO
  HARTFORD LIFE INSURANCE COMPANY
  SUPPLEMENT DATED OCTOBER 2, 2000 TO THE PROSPECTUS DATED MAY 1,
  2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

In the section entitled "Definitions," the definition of "Commuted Value" is deleted and replaced with the following:

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts or the underlying rate of return for fixed dollar amount Annuity Payouts.

In the "Highlights" section under the sub-section "Can I take out any of my money?", the first paragraph is deleted and replaced with the following language:

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options, but only if you selected the variable dollar amount Annuity Payouts.

 - You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.

 - You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.
--------------------------------------------------------------------------------

In the "Highlights" section, under the subsection "What Annuity Payout Options are available?" the second paragraph is deleted and replaced with the following:

    You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will pay you under the variable Life Annuity with a 10 year Period Certain Annuity Option. If your Contract is issued in New York, you cannot defer beyond the Annuitant's 90th birthday. Please consult your Registered Representative or call us.

In the "General Contract Information" section, immediately under the table entitled "Hartford's Ratings" the following paragraph is added:

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

In the "Surrenders" section, under the sub-section entitled "What kinds of surrenders are available?", the paragraph entitled "Partial Surrenders after the Annuity Commencement Date" is deleted and replaced with the following language:

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With 120, 180 or 240 Monthly Payments or the Payments for a Designated Period Annuity Payout Option. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" or the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

PLEASE CHECK WITH YOUR TAX ADVISER BECAUSE THERE COULD BE ADVERSE TAX CONSEQUENCES FOR PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE.

In the "Annuity Payouts" section, under the sub-section entitled, "When do you want Annuity Payouts to begin?", the third and fourth sentences of the first paragraph are deleted and replaced with the following language:

The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If your Contract is issued in New York, you cannot defer beyond the Annuitant's 90th birthday. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

In the "Annuity Payouts" section, under the subsection "2. Which Annuity Payout Option do you want to use?" under the subsection "Important Information", that last two bulleted paragraphs are deleted and replaced with the following:

- For Non-Qualified Contracts, if you do not elect an Annuity Payout Option, variable Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with period certain payouts for 10 years.

- For Qualified Contracts and Contracts issued in Texas, if you do not elect an Annuity Payout Option, variable Annuity Payouts will begin automatically on the Annuity Commencement Date, under the Life Annuity Payout Option.

In the "Other Programs Available" section, in the paragraph entitled "Automatic Income" the first sentence is deleted and replaced with the following:

The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge.

The "Accumulation Unit Value" table is deleted and replaced with the following:

ACCUMULATION UNIT VALUES

(For an Accumulation Unit outstanding throughout the period)

The following audited information from the financial statements of the Separate Account has been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and should be read in conjunction with those statements which are included in the Statement of Additional Information, which is incorporated by reference in this Prospectus. The unaudited information, which reflects the deduction for the Optional Death Benefit, has been derived from the audited financial statements of the Separate Account. No information is shown for Hartford Global Health HLS Fund Sub-Account and Hartford Global Technology HLS Fund Sub-Account because, as of December 31, 1999, the Sub-Accounts had not yet commenced operations.

                                                                       YEAR ENDED DECEMBER 31,
                                     -------------------------------------------------------------------------------------------
                                      WITHOUT THE    WITH THE OPTIONAL
                                     OPTIONAL DEATH    DEATH BENEFIT
                                        BENEFIT         (UNAUDITED)
                                          1999             1999           1998       1997      1996     1995     1994     1993
--------------------------------------------------------------------------------------------------------------------------------
MITCHELL HUTCHINS SERIES TRUST
 GROWTH AND INCOME PORTFOLIO
 (Inception date December 17, 1998)
Accumulation Unit Value at
 beginning of period                      $1.072            $1.078         $1.000         --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                   $1.169            $1.168         $1.072         --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                            3,389                24             10         --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
MITCHELL HUTCHINS SERIES TRUST
 STRATEGIC INCOME PORTFOLIO
 (Inception date December 17, 1998)
Accumulation Unit Value at
 beginning of period                      $0.997            $1.027         $1.000         --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                   $1.003            $1.002         $0.997         --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                            1,063                49             10         --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------

                                          YEAR ENDED DECEMBER 31,
                                     ----------------------------------

                                      1992     1991     1990     1989
-----------------------------------
MITCHELL HUTCHINS SERIES TRUST
 GROWTH AND INCOME PORTFOLIO
 (Inception date December 17, 1998)
Accumulation Unit Value at
 beginning of period                      --       --       --       --
-----------------------------------
Accumulation Unit Value at end of
 period                                   --       --       --       --
-----------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                           --       --       --       --
-----------------------------------
MITCHELL HUTCHINS SERIES TRUST
 STRATEGIC INCOME PORTFOLIO
 (Inception date December 17, 1998)
Accumulation Unit Value at
 beginning of period                      --       --       --       --
-----------------------------------
Accumulation Unit Value at end of
 period                                   --       --       --       --
-----------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                           --       --       --       --
-----------------------------------

                                                                       YEAR ENDED DECEMBER 31,
                                     -------------------------------------------------------------------------------------------
                                      WITHOUT THE    WITH THE OPTIONAL
                                     OPTIONAL DEATH    DEATH BENEFIT
                                        BENEFIT         (UNAUDITED)
                                          1999             1999           1998       1997      1996     1995     1994     1993
--------------------------------------------------------------------------------------------------------------------------------
MITCHELL HUTCHINS SERIES TRUST
 TACTICAL ALLOCATION PORTFOLIO
 (Inception date December 17, 1998)
Accumulation Unit Value at
 beginning of period                      $1.057            $1.158         $1.000         --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                   $1.237            $1.235         $1.057         --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                           15,818               261             10         --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD BOND HLS FUND SUB-ACCOUNT
 (Inception date August 1, 1986)
Accumulation Unit Value at
 beginning of period                      $2.258            $2.233         $2.114     $1.992   $1.880   $1.607   $1.694   $1.556
--------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                   $2.185            $2.182         $2.258     $2.114   $1.922   $1.880   $1.607   $1.694
--------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                          167,707               756        162,501    111,586   96,857   99,377   85,397   79,080
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND SUB-ACCOUNT
 (Inception date August 1, 1986)
Accumulation Unit Value at
 beginning of period                      $6.066            $6.715         $4.602     $3.546   $2.887   $2.180   $2.250   $1.993
--------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                   $7.176            $7.169         $6.066     $4.602   $3.546   $2.887   $2.180   $2.250
--------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                          432,424             2,105        403,629    372,754  333,176  285,640  248,563  203,873
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 SUB-ACCOUNT
 (Inception date August 1, 1986)
Accumulation Unit Value at
 beginning of period                      $1.716            $1.735         $1.650     $1.587   $1.528   $1.462   $1.424   $1.401
--------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                   $1.777            $1.776         $1.716     $1.650   $1.587   $1.528   $1.462   $1.424
--------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                          213,832             1,061        183,614    140,797  151,978  102,635  138,396  102,328
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
 SUB-ACCOUNT
 (Inception date August 1, 1986)
Accumulation Unit Value at
 beginning of period                      $4.398            $4.663         $3.572     $2.905   $2.523   $1.991   $2.072   $1.870
--------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                   $4.803            $4.798         $4.398     $3.572   $2.905   $2.523   $1.991   $2.072
--------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                        1,156,230             4,952      1,095,048  1,012,472  953,998  888,803  858,014  688,865
--------------------------------------------------------------------------------------------------------------------------------

                                          YEAR ENDED DECEMBER 31,
                                     ----------------------------------

                                      1992     1991     1990     1989
-----------------------------------
MITCHELL HUTCHINS SERIES TRUST
 TACTICAL ALLOCATION PORTFOLIO
 (Inception date December 17, 1998)
Accumulation Unit Value at
 beginning of period                      --       --       --       --
-----------------------------------
Accumulation Unit Value at end of
 period                                   --       --       --       --
-----------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                           --       --       --       --
-----------------------------------
HARTFORD BOND HLS FUND SUB-ACCOUNT
 (Inception date August 1, 1986)
Accumulation Unit Value at
 beginning of period                  $1.493   $1.298   $1.212   $1.095
-----------------------------------
Accumulation Unit Value at end of
 period                               $1.556   $1.493   $1.298   $1.212
-----------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                       41,204   25,267   14,753    9,267
-----------------------------------
HARTFORD STOCK HLS FUND SUB-ACCOUNT
 (Inception date August 1, 1986)
Accumulation Unit Value at
 beginning of period                  $1.834   $1.490   $1.569   $1.261
-----------------------------------
Accumulation Unit Value at end of
 period                               $1.993   $1.834   $1.490   $1.569
-----------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                      121,100   72,780   31,149   30,096
-----------------------------------
HARTFORD MONEY MARKET HLS FUND
 SUB-ACCOUNT
 (Inception date August 1, 1986)
Accumulation Unit Value at
 beginning of period                  $1.369   $1.307   $1.225   $1.136
-----------------------------------
Accumulation Unit Value at end of
 period                               $1.401   $1.369   $1.307   $1.225
-----------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                       78,664   60,774   67,059   28,291
-----------------------------------
HARTFORD ADVISERS HLS FUND
 SUB-ACCOUNT
 (Inception date August 1, 1986)
Accumulation Unit Value at
 beginning of period                  $1.748   $1.470   $1.470   $1.223
-----------------------------------
Accumulation Unit Value at end of
 period                               $1.870   $1.748   $1.470   $1.470
-----------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                      295,387  166,408  101,758   79,738
-----------------------------------

                                                                       YEAR ENDED DECEMBER 31,
                                     -------------------------------------------------------------------------------------------
                                      WITHOUT THE    WITH THE OPTIONAL
                                     OPTIONAL DEATH    DEATH BENEFIT
                                        BENEFIT         (UNAUDITED)
                                          1999             1999           1998       1997      1996     1995     1994     1993
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS
 FUND
 SUB-ACCOUNT
 (Inception date August 1, 1986)
Accumulation Unit Value at
 beginning of period                      $5.526            $6.255         $4.845     $4.010   $3.364   $2.615   $2.583   $2.165
--------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                   $7.501            $7.494         $5.526     $4.845   $4.010   $3.364   $2.615   $2.583
--------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                          347,433             1,112        352,482    351,189  330,580  292,671  220,936  160,934
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS
 FUND
 SUB-ACCOUNT
 (Inception date August 1, 1986)
Accumulation Unit Value at
 beginning of period                      $2.211            $2.231         $2.098     $1.949   $1.878   $1.637   $1.685   $1.604
--------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                   $2.217            $2.214         $2.211     $2.098   $1.949   $1.878   $1.637   $1.685
--------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                           69,555               120         78,026     81,143   89,098  101,881  112,417  138,666
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND SUB-ACCOUNT
 (Inception date May 1, 1987)
Accumulation Unit Value at
 beginning of period                      $4.712            $5.181         $3.726     $2.845   $2.359   $1.750   $1.755   $1.629
--------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                   $5.608            $5.602         $4.712     $3.726   $2.845   $2.359   $1.750   $1.755
--------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                          152,272             1,107        131,579    109,837   87,611   65,954   50,799   46,504
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND SUB-ACCOUNT
 (INCEPTION DATE JULY 2, 1990)
Accumulation Unit Value at
 beginning of period                      $1.641            $1.806         $1.469     $1.482   $1.329   $1.181   $1.220   $0.924
--------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                   $2.267            $2.265         $1.641     $1.469   $1.482   $1.329   $1.181   $1.220
--------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                          218,272               449        240,090    264,642  266,962  238,086  246,259  132,795
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS
 FUND
 SUB-ACCOUNT
 (Inception date March 8, 1994)
Accumulation Unit Value at
 beginning of period                      $2.471            $2.655         $2.149     $1.650   $1.359   $1.009   $1.000       --
--------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                   $2.570            $2.567         $2.471     $2.149   $1.650   $1.359   $1.009       --
--------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                          381,269             1,030        391,151    308,682  190,958   83,506   29,146       --
--------------------------------------------------------------------------------------------------------------------------------

                                          YEAR ENDED DECEMBER 31,
                                     ----------------------------------

                                      1992     1991     1990     1989
-----------------------------------
HARTFORD CAPITAL APPRECIATION HLS
 FUND
 SUB-ACCOUNT
 (Inception date August 1, 1986)
Accumulation Unit Value at
 beginning of period                  $1.874   $1.231   $1.400   $1.142
-----------------------------------
Accumulation Unit Value at end of
 period                               $2.165   $1.874   $1.231   $1.400
-----------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                       75,653   39,031   10,501    8,041
-----------------------------------
HARTFORD MORTGAGE SECURITIES HLS
 FUND
 SUB-ACCOUNT
 (Inception date August 1, 1986)
Accumulation Unit Value at
 beginning of period                  $1.552   $1.370   $1.264   $1.132
-----------------------------------
Accumulation Unit Value at end of
 period                               $1.604   $1.552   $1.370   $1.264
-----------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                       98,494   46,464   18,632   12,248
-----------------------------------
HARTFORD INDEX HLS FUND SUB-ACCOUNT
 (Inception date May 1, 1987)
Accumulation Unit Value at
 beginning of period                  $1.544   $1.207   $1.274   $0.989
-----------------------------------
Accumulation Unit Value at end of
 period                               $1.629   $1.544   $1.207   $1.274
-----------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                       29,723   15,975   10,015    6,306
-----------------------------------
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND SUB-ACCOUNT
 (INCEPTION DATE JULY 2, 1990)
Accumulation Unit Value at
 beginning of period                  $0.979   $0.877   $1.000       --
-----------------------------------
Accumulation Unit Value at end of
 period                               $0.924   $0.979   $0.877       --
-----------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                       32,597   13,109    2,892       --
-----------------------------------
HARTFORD DIVIDEND AND GROWTH HLS
 FUND
 SUB-ACCOUNT
 (Inception date March 8, 1994)
Accumulation Unit Value at
 beginning of period                      --       --       --       --
-----------------------------------
Accumulation Unit Value at end of
 period                                   --       --       --       --
-----------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                           --       --       --       --
-----------------------------------

                                                                       YEAR ENDED DECEMBER 31,
                                     -------------------------------------------------------------------------------------------
                                      WITHOUT THE    WITH THE OPTIONAL
                                     OPTIONAL DEATH    DEATH BENEFIT
                                        BENEFIT         (UNAUDITED)
                                          1999             1999           1998       1997      1996     1995     1994     1993
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL ADVISERS HLS
 FUND
 SUB-ACCOUNT
 (Inception date March 1, 1995)
Accumulation Unit Value at
 beginning of period                      $1.476            $1.576         $1.319     $1.266   $1.146   $1.000       --       --
--------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                   $1.796            $1,794         $1.476     $1.319   $1.266   $1.146       --       --
--------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                           57,797               391         50,971     43,217   23,174    6,577       --       --
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
 SUB-ACCOUNT
 (Inception date August 9, 1996)
Accumulation Unit Value at
 beginning of period                      $1.374            $1.510         $1.247     $1.066   $1.000       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                   $2.251            $2.248         $1.374     $1.247   $1.066       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                          107,808               726         85,431     56,706   12,563       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
 SUB-ACCOUNT
 (Inception date July 15, 1997)
Accumulation Unit Value at
 beginning of period                      $1.371            $1.588         $1.097     $1.000       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                   $2.056            $2.054         $1.371     $1.097       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                          118,306             1,455         33,348      8,306       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH AND INCOME HLS FUND
 SUB-ACCOUNT
 (Inception date June 1, 1998)
Accumulation Unit Value at
 beginning of period                      $1.182            $1.281         $1.000         --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                   $1.422            $1.420         $1.182         --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                           41,232             1,551          4,982         --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
 SUB-ACCOUNT
 (Inception date September 30,
 1998)
Accumulation Unit Value at
 beginning of period                      $1.315            $1.451         $1.000         --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                   $1.952            $1.951         $1.315         --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                           25,343               602            416         --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------

                                          YEAR ENDED DECEMBER 31,
                                     ----------------------------------

                                      1992     1991     1990     1989
-----------------------------------
HARTFORD INTERNATIONAL ADVISERS HLS
 FUND
 SUB-ACCOUNT
 (Inception date March 1, 1995)
Accumulation Unit Value at
 beginning of period                      --       --       --       --
-----------------------------------
Accumulation Unit Value at end of
 period                                   --       --       --       --
-----------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                           --       --       --       --
-----------------------------------
HARTFORD SMALL COMPANY HLS FUND
 SUB-ACCOUNT
 (Inception date August 9, 1996)
Accumulation Unit Value at
 beginning of period                      --       --       --       --
-----------------------------------
Accumulation Unit Value at end of
 period                                   --       --       --       --
-----------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                           --       --       --       --
-----------------------------------
HARTFORD MIDCAP HLS FUND
 SUB-ACCOUNT
 (Inception date July 15, 1997)
Accumulation Unit Value at
 beginning of period                      --       --       --       --
-----------------------------------
Accumulation Unit Value at end of
 period                                   --       --       --       --
-----------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                           --       --       --       --
-----------------------------------
HARTFORD GROWTH AND INCOME HLS FUND
 SUB-ACCOUNT
 (Inception date June 1, 1998)
Accumulation Unit Value at
 beginning of period                      --       --       --       --
-----------------------------------
Accumulation Unit Value at end of
 period                                   --       --       --       --
-----------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                           --       --       --       --
-----------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
 SUB-ACCOUNT
 (Inception date September 30,
 1998)
Accumulation Unit Value at
 beginning of period                      --       --       --       --
-----------------------------------
Accumulation Unit Value at end of
 period                                   --       --       --       --
-----------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                           --       --       --       --
-----------------------------------

                                                                       YEAR ENDED DECEMBER 31,
                                     -------------------------------------------------------------------------------------------
                                      WITHOUT THE    WITH THE OPTIONAL
                                     OPTIONAL DEATH    DEATH BENEFIT
                                        BENEFIT         (UNAUDITED)
                                          1999             1999           1998       1997      1996     1995     1994     1993
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
 SUB-ACCOUNT
 (Inception date September 30,
 1998)
Accumulation Unit Value at
 beginning of period                      $1.035            $1.084         $1.000         --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                   $1.070            $1.069         $1.035         --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                           14,681               707          1,832         --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------

                                          YEAR ENDED DECEMBER 31,
                                     ----------------------------------

                                      1992     1991     1990     1989
-----------------------------------
HARTFORD HIGH YIELD HLS FUND
 SUB-ACCOUNT
 (Inception date September 30,
 1998)
Accumulation Unit Value at
 beginning of period                      --       --       --       --
-----------------------------------
Accumulation Unit Value at end of
 period                                   --       --       --       --
-----------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                           --       --       --       --
-----------------------------------

HV-2732
33-73570

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a) All financial statements are included in Part A and Part B of the Registration Statement.

     (b) (1) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

          (2)  Not applicable.

          (3)  (a)  Principal Underwriter Agreement.(2)

          (3)  (b)  Form of Dealer Agreement.(2)

          (4)  Form of Individual Flexible Premium Variable Annuity
               Contract.(1)

          (5)  Form of Application.(1)

          (6)  (a)  Articles of Incorporation of Hartford.(3)

          (6)  (b)  Bylaws of Hartford.(1)

          (7)  Form of Reinsurance Agreement.(4)

          (8)  Form of Fund Participation Agreement.(5)

          (9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel, and Corporate Secretary.

          (10) Consent of Arthur Andersen LLP, Independent Public Accountants.

          (11) No financial statements are omitted.

----------------------
  (1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-73570, dated May 1, 1995.

  (2) Incorporated by reference to Post Effective Amendment No. 3, to the Registration Statement File No. 33-73570, dated April 29, 1996.

  (3) Incorporated by reference to Post Effective Amendment No. 19, to the Registration Statement File No. 33-73570, filed on April 14, 1997.

  (4) Incorporated by reference to Post Effective Amendment No. 27, to the Registration Statement File No. 33-73570, filed on April 12, 1999.

  (5) Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement File No. 333-91921 filed on August 25, 2000.

          (12) Not applicable.

          (13) Not applicable.

          (14) Not applicable.

          (15) Copy of Power of Attorney.

          (16) Organizational Chart.


Item 25.  Directors and Officers of the Depositor

-------------------------------------------- -------------------------------------------------------------------------
NAME                                         POSITION WITH HARTFORD
-------------------------------------------- -------------------------------------------------------------------------
David A. Carlson                             Vice President
-------------------------------------------- -------------------------------------------------------------------------
Peter W. Cummins                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Bruce W. Ferris                              Vice President
-------------------------------------------- -------------------------------------------------------------------------
Timothy M. Fitch                             Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Mary Jane B. Fortin                          Vice President & Chief Accounting Officer
-------------------------------------------- -------------------------------------------------------------------------
David T. Foy                                 Senior Vice President, Chief Financial Officer and Treasurer, Director*
-------------------------------------------- -------------------------------------------------------------------------
Lynda Godkin                                 Senior Vice President, General Counsel and Corporate Secretary,
                                             Director*
-------------------------------------------- -------------------------------------------------------------------------
Lois W. Grady                                Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Stephen T. Joyce                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Michael D. Keeler                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
Robert A. Kerzner                            Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Thomas M. Marra                              President, Director*
-------------------------------------------- -------------------------------------------------------------------------
Deanne Osgood                                Vice President
-------------------------------------------- -------------------------------------------------------------------------
Craig R. Raymond                             Senior Vice President and Chief Actuary
-------------------------------------------- -------------------------------------------------------------------------
Lowndes A. Smith                             Chief Executive Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------
David M. Znamierowski                        Senior Vice President and Chief Investment Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, Connecticut 06104-2999.

*Denotes Board of Directors.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

          Filed herewith as Exhibit 16.

Item 27.  Number of Contract Owners

          As of July 31, 2000, there were 252,914 Contract Owners.

Item 28.  Indemnification

         Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent. Reference is hereby made to Section 33-771(e) of CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide, in general, that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. In the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

         Under the Depositor's bylaws, the Depositor must indemnify both directors and officers of the Depositor for (1) any claims and liabilities to which they become subject by reason of being or having been directors or officers of the Depositor and (2) legal and other expenses incurred in defending against such claims, in each case, to the extent such is consistent with statutory provisions.

         Section 33-777 of CGS specifically authorizes a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employer or agent of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy issued to The Hartford Financial Services Group, Inc. and its subsidiaries.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

          (a) HSD acts as principal underwriter for the following investment companies:

              Hartford Life Insurance Company - Separate Account One
              Hartford Life Insurance Company - Separate Account Two
              Hartford Life Insurance Company - Separate Account Two (DC Variable Account I)
              Hartford Life Insurance Company - Separate Account Two (DC
                Variable Account II)
              Hartford Life Insurance Company - Separate Account Two (QP
                Variable Account)
              Hartford Life Insurance Company - Separate Account Two (Variable
                Account "A")
              Hartford Life Insurance Company - Separate Account Two (NQ
                Variable Account)
              Hartford Life Insurance Company - Putnam Capital Manager Trust
                Separate Account
              Hartford Life Insurance Company - Separate Account Three
              Hartford Life Insurance Company - Separate Account Five
              Hartford Life Insurance Company - Separate Account Seven
              Hartford Life and Annuity Insurance Company - Separate Account One Hartford Life and Annuity Insurance Company - Putnam Capital
                Manager Trust Separate Account Two
              Hartford Life and Annuity Insurance Company - Separate Account
                Three
              Hartford Life and Annuity Insurance Company - Separate Account
                Five
              Hartford Life and Annuity Insurance Company - Separate Account Six Hartford Life and Annuity Insurance Company - Separate Account
                Seven
              Hart Life Insurance Company - Separate Account One
              Hart Life Insurance Company - Separate Account Two
              American Maturity Life Insurance Company - Separate Account AMLVA Servus Life Insurance Company - Separate Account One
              Servus Life Insurance Company - Separate Account Two

          (b) Directors and Officers of HSD

                                                   Positions and Offices
                         Name                         With Underwriter
                   ----------------                   ----------------
              David A. Carlson                 Vice President
              Peter W. Cummins                 Senior Vice President
              David T. Foy                     Treasurer
              Lynda Godkin                     Senior Vice President, General Counsel and
                                                 Corporate Secretary
              George R. Jay                    Controller
              Robert A. Kerzner                Executive Vice President
              Thomas M. Marra                  Executive Vice President, Director
              Paul E. Olson                    Supervising Registered Principal
              Lowndes A. Smith                 President and Chief Executive Officer, Director

              Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 30.  Location of Accounts and Records

          All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31.  Management Services

          All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32.  Undertakings

          (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

          (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

          (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

          (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

          The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES
                                   ----------

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Registration Statement to be signed n its behalf, in the Town of Simsbury, and State of Connecticut on this 22nd day of September, 2000.

HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT TWO  (Registrant)

*By: Thomas M. Marra
     --------------------------------------
     Thomas M. Marra, President

HARTFORD LIFE INSURANCE COMPANY                  *By:  /s/ Marianne O'Doherty
(Depositor)                                            -----------------------
                                                       Marianne O'Doherty
*By: Thomas M. Marra                                   Attorney-in-Fact
     --------------------------------------
     Thomas M. Marra, President


Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

David T. Foy, Senior Vice President, Chief
     Financial Officer and Treasurer, Director*
Lynda Godkin, Senior Vice President, General
     Counsel and Corporate Secretary, Director*     By:  /s/ Marianne O'Doherty
Thomas M. Marra, President, Director*                    -----------------------
Lowndes A. Smith, Chief  Executive Officer,              Marianne O'Doherty
     Director *                                          Attorney-in-Fact
Lizabeth H. Zlatkus, Executive Vice President,
     Director*                                      Date: September 22, 2000
David M. Znamierowski, Senior Vice President and
     Chief Investment Officer, Director*


33-73570

                                  EXHIBIT INDEX


   (9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

 (10)     Consent of Arthur Andersen LLP, Independent Public Accountants.

 (15)     Copy of Power of Attorney.

 (16)     Organizational Chart.